Net borrowings	12 Months Ended
Jun. 30, 2018
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Net borrowings

16. Net borrowings

Accounting policies

Borrowings are initially recognised at fair value net of transaction costs and are subsequently reported at amortised cost. Certain bonds are designated as being part of a fair value hedge relationship. In these cases, the amortised cost is adjusted for the fair value of the risk being hedged, with changes in value recognised in the income statement. The fair value adjustment is calculated using a discounted cash flow technique based on unadjusted market data.

Bank overdrafts form an integral part of the group’s cash management and are included as a component of net cash and cash equivalents in the consolidated statement of cash flows.

Cash and cash equivalents comprise cash in hand and deposits which are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value and have an original maturity of three months or less, including money market deposits, commercial paper and investments.

Net borrowings are defined as gross borrowings (short term borrowings and long term borrowings plus finance lease liabilities plus interest rate hedging instruments, cross currency interest rate swaps and funding foreign currency forwards and swaps used to manage borrowings) less cash and cash equivalents.

	2018 £ million	2017 £ million
Bank overdrafts	181	274
Commercial paper	98	—
Bank and other loans	300	495
Credit support obligations	54	74
US$ 1,250 million 5.75% bonds due 2017	—	962
US$ 650 million 1.125% bonds due 2018	—	499
US$ 200 million 4.85% medium term notes due 2018	—	154
€ 500 million 1.125% bonds due 2019	444	—
€ 850 million 1.125% bonds due 2019	751	—
Fair value adjustment to borrowings	—	1

Borrowings due within one year	1,828	2,459

€ 500 million 1.125% bonds due 2019	—	441
€ 850 million 1.125% bonds due 2019	—	745
US$ 696 million 4.828% bonds due 2020	508	508
US$ 500 million floating bonds due 2020	378	—
US$ 500 million 3% bonds due 2020	378	—
€ 775 million 0% bonds due 2020	685	—
US$ 1,000 million 2.875% bonds due 2022(i)	755	766
US$ 300 million 8% bonds due 2022(i)	226	229
US$ 1,350 million 2.625% bonds due 2023	1,020	1,035
US$ 500 million 3.5% bonds due 2023	377	—
€ 500 million 1.75% bonds due 2024	440	436
€ 500 million 0.5% bonds due 2024	439	—
€ 850 million 2.375% bonds due 2026	747	740
US$ 500 million 3.875% bonds due 2028	376	—
US$ 400 million 7.45% bonds due 2035(i)	303	308
US$ 600 million 5.875% bonds due 2036	450	456
US$ 500 million 4.25% bonds due 2042(i)	374	380
US$ 500 million 3.875% bonds due 2043	372	377
Bank and other loans	234	119
Fair value adjustment to borrowings	12	43

Borrowings due after one year	8,074	6,583

Total borrowings before derivative financial instruments	9,902	9,042
Fair value of foreign currency derivatives	(107)	(144)
Fair value of interest rate hedging instruments	15	2
Finance lease liabilities	155	183

Gross borrowings	9,965	9,083
Less: Cash and cash equivalents	(874)	(1,191)

Net borrowings	9,091	7,892

(i)	SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned finance subsidiary of Diageo plc.
(1)	The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 15).
(2)	Bonds are stated net of unamortised finance costs of £60 million (2017 – £61 million; 2016 – £72 million).
(3)	Bonds are reported above at amortised cost with a fair value adjustment shown separately.
(4)	All bonds, medium term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc.

Gross borrowings before derivative financial instruments are expected to mature as follows:

	2018 £ million	2017 £ million	2016 £ million
Within one year	1,828	2,459	2,058
Between one and three years	2,033	1,255	2,896
Between three and five years	2,111	1,324	537
Beyond five years	3,930	4,004	4,638

	9,902	9,042	10,129

During the year the following bonds were issued and repaid:

	2018 £ million	2017 £ million	2016 £ million
Issued
€ denominated	1,136	—	—
US$ denominated	1,476	—	—
Repaid
US$ denominated	(1,571)	(1,234)	(1,003)

	1,041	(1,234)	(1,003)

(a) Reconciliation of movement in net borrowings

	2018 £ million	2017 £ million
At beginning of the year	7,892	8,635
Net decrease/(increase) in cash and cash equivalents before exchange	185	(122)
Net increase/(decrease) in bonds and other borrowings	1,015	(820)

Change in net borrowings from cash flows	1,200	(942)
Exchange differences on net borrowings	(80)	205
Other non-cash items(i)	79	(6)

Net borrowings at end of the year	9,091	7,892

(i)	In the year ended 30 June 2018 other non-cash items are principally in respect of changes in the fair value of borrowings.

(b) Analysis of net borrowings by currency

	2018		2017
	Cash and cash equivalents £ million	Gross borrowings(i) £ million	Cash and cash equivalents £ million	Gross borrowings(i) £ million
US dollar	95	297	576	(2,492)
Euro	91	(2,505)	69	(1,965)
Sterling(ii)	38	(7,383)	51	(4,214)
Indian rupee	25	(313)	16	(405)
Chinese yuan	293	(160)	110	(30)
Kenyan shilling	16	(107)	15	(115)
Mexican peso	13	(58)	6	24
Turkish lira(ii)	105	(9)	133	(27)
Other	198	273	215	141

Total	874	(9,965)	1,191	(9,083)

(i)	Includes foreign currency forwards and swaps and finance leases.
(ii)	Includes £13 million (Sterling) and £87 million (Turkish lira) cash and cash equivalents in cash-pooling arrangements (2017 – £29 million (Sterling) and £128 million (Turkish lira)).